Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Summary of Other Comprehensive Income (Loss)
The other comprehensive income (loss) consists of the following components:

	Year Ended December 31, 2017
	Before-Tax	Income	After-Tax
(in thousands)	Amount	Tax	Amount
Foreign currency translation adjustments:
Translation adjustments arising during the year	$33,175	$—	$33,175
Adjustment for sale of a business with foreign operations	137	—	137
	33,312	—	33,312
Unrealized gains on available-for-sale securities:
Unrealized gains for the year	112,086	(44,834)	67,252
Pension and other postretirement plans:
Actuarial gain	179,674	(48,511)	131,163
Prior service cost	(75)	20	(55)
Amortization of net actuarial gain included in net income	(6,527)	2,612	(3,915)
Amortization of net prior service cost included in net income	477	(191)	286
	173,549	(46,070)	127,479
Cash flow hedge:
Gain for the year	112	(19)	93
Other Comprehensive Income	$319,059	$(90,923)	$228,136

	Year Ended December 31, 2016
	Before-Tax	Income	After-Tax
(in thousands)	Amount	Tax	Amount
Foreign currency translation adjustments:
Translation adjustments arising during the year	$(22,149)	$—	$(22,149)
Unrealized gains on available-for-sale securities:
Unrealized gains for the year	55,507	(22,203)	33,304
Reclassification adjustment for net realized loss on sale of available-for-sale securities included in net income	1,879	(752)	1,127
	57,386	(22,955)	34,431
Pension and other postretirement plans:
Actuarial loss	(133,915)	53,566	(80,349)
Amortization of net actuarial loss included in net income	1,157	(463)	694
Amortization of net prior service cost included in net income	419	(167)	252
Curtailments and settlements included in net income	(17,993)	7,197	(10,796)
	(150,332)	60,133	(90,199)
Cash flow hedge:
Loss for the year	(334)	57	(277)
Other Comprehensive Loss	$(115,429)	$37,235	$(78,194)

	Year Ended December 31, 2015
	Before-Tax	Income	After-Tax
(in thousands)	Amount	Tax	Amount
Foreign currency translation adjustments:
Translation adjustments arising during the year	$(18,898)	$—	$(18,898)
Adjustment for sales of businesses with foreign operations	5,501	—	5,501
	(13,397)	—	(13,397)
Unrealized gains on available-for-sale securities:
Unrealized gains for the year	10,620	(4,248)	6,372
Reclassification adjustment for realized gain on sale of available-for-sale securities included in net income	(4)	2	(2)
	10,616	(4,246)	6,370
Pension and other postretirement plans:
Actuarial loss	(211,054)	84,421	(126,633)
Amortization of net actuarial gain included in net income	(9,906)	3,962	(5,944)
Amortization of net prior service cost included in net income	275	(110)	165
Curtailments and settlements included in net income	51	(21)	30
Curtailments and settlements included in distribution to Cable ONE	834	(333)	501
	(219,800)	87,919	(131,881)
Cash flow hedge:
Gain for the year	179	(71)	108
Other Comprehensive Loss	$(222,402)	$83,602	$(138,800)

Summary of Changes in Accumulated Other Comprehensive Income (Loss)
The accumulated balances related to each component of other comprehensive income (loss) are as follows:

(in thousands, net of taxes)	Cumulative Foreign Currency Translation Adjustment	Unrealized Gain on Available-for- Sale Securities	Unrealized Gain on Pensions and Other Postretirement Plans	Cash Flow Hedge	Accumulated Other Comprehensive Income
As of December 31, 2015	$(4,849)	$58,500	$261,029	$—	$314,680
Other comprehensive (loss) income before reclassifications	(22,149)	33,304	(80,349)	(290)	(69,484)
Net amount reclassified from accumulated other comprehensive income	—	1,127	(9,850)	13	(8,710)
Net other comprehensive (loss) income	(22,149)	34,431	(90,199)	(277)	(78,194)
As of December 31, 2016	(26,998)	92,931	170,830	(277)	236,486
Other comprehensive income (loss) before reclassifications	33,175	67,252	131,108	(29)	231,506
Net amount reclassified from accumulated other comprehensive income	137	—	(3,629)	122	(3,370)
Net other comprehensive income	33,312	67,252	127,479	93	228,136
Reclassification of stranded tax effects to retained earnings as a result of tax reform	—	34,706	36,227	—	70,933
As of December 31, 2017	$6,314	$194,889	$334,536	$(184)	$535,555

Summary of Amounts and Line Items of Reclassifications out of Accumulated Other Comprehensive Income (Loss)
The amounts and line items of reclassifications out of Accumulated Other Comprehensive Income are as follows:

	Year Ended December 31			Affected Line Item in the Consolidated Statement of Operations
(in thousands)	2017	2016	2015
Foreign Currency Translation Adjustments:
Adjustment for sales of businesses with foreign operations	$137	$—	$5,501	Other income (expense), net
Unrealized Gains on Available-for-Sale Securities:
Realized loss (gain) for the year	—	1,879	(4)	Other income (expense), net
	—	(752)	2	(Benefit from) provision for income taxes
	—	1,127	(2)	Net of tax
Pension and Other Postretirement Plans:
Amortization of net actuarial (gain) loss	(6,527)	1,157	(9,906)	(1)
Amortization of net prior service cost	477	419	275	(1)
Curtailment (gains) losses	—	(17,993)	51	(1)
	(6,050)	(16,417)	(9,580)	Before tax
	2,421	6,567	3,831	(Benefit from) provision for income taxes
	(3,629)	(9,850)	(5,749)	Net of tax
Cash Flow Hedge
	152	16	132	Interest expense
	(30)	(3)	(53)	(Benefit from) provision for income taxes
	122	13	79	Net of tax
Total reclassification for the year	$(3,370)	$(8,710)	$(171)	Net of tax
____________

(1)	These accumulated other comprehensive income components are included in the computation of net periodic pension and postretirement plan cost (see Note 15)